CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 214,274	$ 30,641	¥ 418,591	$ 59,858
Time deposits			11,572
Restricted time deposits	92,130	13,174	251,023
Accounts receivable, net of allowance for credit losses of RMB 35,242 and RMB 38,024 as of December 31, 2024 and 2025, respectively (including amounts billed through related party of RMB 423 and nil as of December 31, 2024 and December 31, 2025, respectively)	93,504	13,371	143,032
Amount due from related parties	¥ 3,514	$ 502	¥ 2,365
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party	Related Party
Prepayments and other current assets	¥ 53,973	$ 7,718	¥ 66,570
Total current assets	457,395	65,406	893,153
Non-current assets:
Property and equipment, net	701	100	9,434
Intangible assets, net	1,295	185	1,891
Crypto assets	28,539	4,081	15,506
Restricted cash and time deposits			26,395
Long-term investments	85,599	12,241	58,268
Other non-current assets	451	65	977
Total non-current assets	116,585	16,672	112,471
Total assets	573,980	82,078	1,005,624
Current liabilities:
Short-term borrowings			202,436
Accounts payable (including amounts billed through related party of RMB 1,820 and nil as of December 31, 2024 and 2025, respectively; including amounts of the consolidated variable interest entities ("VIEs") of RMB 11,121 and RMB 11,549 as of December 31, 2024 and 2025, respectively. Note 1(f))	96,211	13,758	108,249
Advances from customers (including amounts of the consolidated VIEs of RMB 559 and RMB 413 as of December 31, 2024 and 2025, respectively. Note 1(f))	52,786	7,548	51,635
Tax payable (including amounts of the consolidated VIEs of RMB8,006 and RMB9,701 as of December 31, 2024 and 2025, respectively. Note 1(f))	10,501	1,502	9,939
Amount due to related parties	176	25	5,566
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB5,296 and RMB2,325 as of December 31, 2024 and 2025, respectively. Note 1(f))	120,143	17,180	95,868
Total current liabilities	279,817	40,013	473,693
Non-current liabilities:
Deferred tax liabilities (including amounts of the consolidated VIEs of nil and nil as of December 31, 2024 and 2025, respectively. Note 1(f))	80	11	141
Other non-current liabilities (including amounts of the consolidated VIEs of nil and nil as of December 31, 2024 and 2025, respectively. Note 1(f))	217	31	11,046
Total non-current liabilities	297	42	11,187
Total liabilities	280,114	40,055	484,880
Commitments and contingencies (Note 23)
Shareholders' equity:
Ordinary shares	280	40	286
Treasury stock, at cost (57,993,572 and 20,695,255 shares held as of December 31, 2024 and 2025, respectively)	(4,691)	(671)	(81,523)
Additional paid-in capital	1,531,425	218,991	1,890,443
Accumulated losses	(1,284,456)	(183,675)	(1,344,794)
Statutory reserves	2,027	290	2,027
Accumulated other comprehensive income	48,889	6,992	54,031
Total Jianpu's shareholders' equity	293,474	41,967	520,470
Noncontrolling interests	392	56	274
Total shareholders' equity	293,866	42,023	520,744
Total liabilities and shareholders' equity	¥ 573,980	$ 82,078	¥ 1,005,624